12. INCOME TAXES - Provision for Federal Income Tax (Details) (123113 Annual Restatement [Member], USD $)	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
Current operations	$ 479,195
Less: valuation allowance	(479,195)
Net provision for Federal income taxes